Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Schedule of future minimum rental payments for operating leases

Nine months ending December 31, 2015	$288,012
2016	275,235
2017	52,517
2018	2,995
2019	657
$619,416

2015	$374,000
2016	260,000
2017	43,000
$677,000

Schedule of future lease payments under capital leases

Nine Months Ending December 31, 2015	$60,011
2016	80,015
2017	76,237
Total payments	216,263
Less: portion representing interest	(10,444)
Principal portion	205,819
Less: current portion	(67,590)
Long-term portion	$138,229

Schedule of future maturities of capital lease obligations

Nine Months Ending December 31, 2015	$55,136
2016	75,849
2017	74,834
$205,819